Goodwill (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of business acquisitions

	9/30/2013	6/30/2013
Acquisition cost of Moneytech POS Pty Ltd.	$100,072	$98,180
Fixed assets received	(55,749)	(54,695)
Liability assumed	26,065	25,572
Acquisition cost assigned to goodwill	$70,388	$69,057

2013
Acquisition cost of Moneytech POS Pty Ltd.	$98,180
Fixed assets received	(54,695)
Liability assumed	25,572
Acquisition cost assigned to goodwill	$69,057